Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Other Accounts Receivable [Abstract]
Schedule of other accounts receivable
	December 31, 2022	December 31, 2021
Prepaid expenses	505	1,033
Institutions	46	331
Advances to suppliers	-	194
other	75	147
Total other accounts receivable	626	1,705
Less long-term portion of prepaid expenses	(185)	(213)
Total current other accounts receivable	441	1,492